Consolidated Balance Sheets - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS
Cash and cash equivalents	$ 22,298	$ 24,163	$ 9,262
Accounts receivable, net of allowances and credit losses of $34,968 and $31,064	910,815	534,195	813,416
Inventory, net	2,280,480	2,608,521	4,808,152
Other current assets	1,326,011	833,472	671,933
Total Current Assets	4,539,604	4,095,876	6,521,288
RELATED PARTY LONG-TERM RECEIVABLE	435,545	435,545
FIXED ASSETS, net	324,077	303,857	120,400
RIGHT OF USE ASSET	114,807	125,014	197,540
ADVANCES TO RELATED PARTY	1,299,984	1,299,984
OTHER ASSETS	144,345	102,222	103,720
TOTAL ASSETS	6,858,362	6,362,498	8,678,477
CURRENT LIABILITIES
Accounts payable and accruals	1,061,169	661,377	2,401,243
Customer refunds	178,874	189,975
Working capital line of credit			1,776,068
Deferred income	47,263	47,819	47,078
Current maturities of long-term debt, net of discounts			3,439,557
Current maturities of lease liabilities	35,650	35,428	57,329
Loan payable	412,265	156,938	29,413
Related party notes payable - subordinated	86,038	165,620	893,000
Derivative liability	957,265	1,047,049
Warrants liability	402	1,574
Other current liabilities	790,881	790,881	790,881
Total Current Liabilities	3,669,807	3,196,661	9,534,569
LONG-TERM LIABILITIES
Lease liability, net of current portion	79,157	89,586	139,631
Debt, net of current portion and discounts	533,058	481,329
Related party notes, net of current portion			250,000
TOTAL LIABILITIES	4,282,022	3,767,576	9,924,200
STOCKHOLDERS’ EQUITY
Series A 8% cumulative convertible preferred stock, $0.0001 par value; 10,000 shares authorized, 0 shares issued and outstanding as of March 31, 2024, and 0 shares issued and outstanding as of December 31, 2023
Common stock, $0.0001 par value, 100,000,000 shares authorized; 715,707 shares issued and outstanding as of March 31, 2024, and 461,722 shares issued and outstanding as of December 31, 2023	73	46	2
Additional paid-in capital	37,658,379	36,661,926	28,329,248
Accumulated other comprehensive loss	(101,962)	(179,995)	(235,853)
Accumulated deficit	(34,903,827)	(33,810,732)	(29,339,120)
Treasury stock, 151 shares as of March 31, 2024 and 151 shares as of December 31, 2023	(76,323)	(76,323)
TOTAL STOCKHOLDERS’ EQUITY	2,576,340	2,594,922	(1,245,723)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	6,858,362	6,362,498	8,678,477
Related Party [Member]
CURRENT ASSETS
Advances to related party		95,525	218,525
RELATED PARTY LONG-TERM RECEIVABLE		435,545	435,545
ADVANCES TO RELATED PARTY		1,299,984	1,299,984
CURRENT LIABILITIES
Current maturities of related party long-term notes	$ 100,000	$ 100,000	$ 100,000